Data from FCR's Financial Statemets (Details 11) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)
Condensed Financial Information [Line Items]
Borrowing Capacity	$ 1,100,282
Amounts Drawn	(581,627)
Bank Indebtedness and Outstanding Letters of Credit	(37,901)
Available to be drawn	491,698
Unsecured Operating Facilities [Member] | Revolving facility maturing 2022 [Member]
Condensed Financial Information [Line Items]
Borrowing Capacity	800,000	[1]
Amounts Drawn	(338,715)	[1]
Bank Indebtedness and Outstanding Letters of Credit	(22,494)	[1]
Available to be drawn	$ 438,791	[1]
Interest Rates	BA + 1.20% or Prime +0.20% or US$ LIBOR +1.20	[1]
Maturity Date	Jun. 30, 2022	[1]
Unsecured Operating Facilities [Member] | Non-revolving facility maturing 2020 [Member]
Condensed Financial Information [Line Items]
Borrowing Capacity	$ 150,000	[2]
Amounts Drawn	(147,012)	[2]
Bank Indebtedness and Outstanding Letters of Credit	(13,932)	[2]
Available to be drawn		[2]
Interest Rates	BA + 1.20% or Prime +0.20% or US$ LIBOR +1.20	[2]
Maturity Date	Oct. 31, 2020	[2]
Secured Construction Facilities [Member] | Maturing 2019 [Member]
Condensed Financial Information [Line Items]
Borrowing Capacity	$ 115,000
Amounts Drawn	(60,953)
Bank Indebtedness and Outstanding Letters of Credit	(1,475)
Available to be drawn	$ 52,572
Interest Rates	BA + 1.125% or Prime + 0.125
Maturity Date	Feb. 13, 2019
Secured Construction Facilities [Member] | Maturing 2018 [Member]
Condensed Financial Information [Line Items]
Borrowing Capacity	$ 15,907
Amounts Drawn	(15,572)
Bank Indebtedness and Outstanding Letters of Credit
Available to be drawn	$ 335
Interest Rates	BA + 1.125% or Prime + 0.125
Maturity Date	Mar. 31, 2018
Secured Facilities [Member] | Maturing 2019 [Member]
Condensed Financial Information [Line Items]
Borrowing Capacity	$ 11,875
Amounts Drawn	(11,875)
Bank Indebtedness and Outstanding Letters of Credit
Available to be drawn
Interest Rates	BA + 1.125% or Prime + 0.125
Maturity Date	Sep. 27, 2019
Secured Facilities [Member] | Maturing 2018 [Member]
Condensed Financial Information [Line Items]
Borrowing Capacity	$ 7,500
Amounts Drawn	(7,500)
Bank Indebtedness and Outstanding Letters of Credit
Available to be drawn
Interest Rates	BA + 1.125% or Prime + 0.125
Maturity Date	Sep. 06, 2018

[1]	FCR had drawn in U.S. dollars the equivalent of C$346.1 million which was revalued at C$338.7 million as at December 31, 2017.
[2]	FCR had drawn in U.S. dollars the equivalent of C$150.0 million which was revalued at C$147.0 million as at December 31, 2017.